Tax (Tables)	6 Months Ended
Jun. 30, 2022
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2022	2021
Continuing operations	£m	£m
Profit before tax	2,620	2,325
Expected tax charge	(498)	(442)
Losses and temporary differences in period where no deferred tax assets recognised	(51)	(28)
Foreign profits taxed at other rates	(39)	(8)
Items not allowed for tax:
- losses on disposals and write-downs	(4)	(3)
- UK bank levy	(9)	(11)
- regulatory and legal actions	(13)	3
- other disallowable items	(12)	(10)
Non-taxable items	8	25
Taxable foreign exchange movements	(7)	—
Losses bought forward and utilised	—	6
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	10	(5)
- Ireland losses	(1)	(32)
Banking surcharge	(207)	(173)
Tax on paid-in equity	22	32
UK tax rate change impact	(31)	206
Adjustments in respect of prior periods	37	8
Actual tax charge	(795)	(432)